SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Short Term Investments [Abstract]
SHORT-TERM INVESTMENTS [Text Block]

6. SHORT-TERM INVESTMENTS

As at December 31, 2024 the Company had $52,500,000 (December 31, 2023 - $5,000,000) invested in Canadian dollar denominated GICs plus total accrued interest of $1,270,674 (December 31, 2023 - $64,904). The GICs had a weighted average interest rate of 4.83% and term of 347 days (December 31, 2023 - 5.15% and 365 days). The GICs are issued by Schedule 1 chartered banks in Canada.